Investment in A Limited Partnership (Details) - Schedule of company’s investment in a limited partnership	12 Months Ended
Dec. 31, 2020 USD ($)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Less: share of operating loss of limited partnership	$ (27,071)
Total	1,258,788
Ningbo Meishan Xinaishan Equity Investment Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Investment	$ 1,285,859
% of ownership	28.00%
Investment dates	November 5, 2020